Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Real estate:
Net real estate related to Variable Interest Entities	$ 846,081	$ 835,769
Cash and cash equivalents related to Variable Interest Entities	34,808	23,366
Restricted cash related to Variable Interest Entities	55,076	56,116
Accounts receivable, net related to Variable Interest Entities	13,576	18,997
Investment in unconsolidated real estate partnerships related to Variable Interest Entities	54,374	99,460
LIABILITIES AND EQUITY
Non-recourse property tax-exempt bond financing related to Variable Interest Entities	209,550	208,921
Non-recourse property loans payable related to Variable Interest Entities	428,417	377,265
Other borrowings related to Variable Interest Entities	15,486	15,665
Accrued liabilities and other related to Variable Interest Entities	$ 79,170	$ 63,456
Equity:
Class A Common Stock, par value	$ 0.01	$ 0.01
Class A Common Stock, shares authorized	422,157,736	426,157,736
Class A Common Stock, shares issued	117,642,872	116,479,791
Class A Common Stock, shares outstanding	117,642,872	116,479,791